Share Based Payments (Details 1)	12 Months Ended
Dec. 31, 2019 $ / shares
30 April 2018 [Member]
Statement Line Items [Line Items]
Grant date share price	$ 1.041
Exercise share price	$ 1.041
Vesting periods	Yr1, Yr 2, Yr 3, Yr4
Option life	10 years
Weighted average share price	$ 1.041
Weighted average fair value per share option	$ 0.484
30 April 2018 [Member] | Bottom of range [member]
Statement Line Items [Line Items]
Risk free rate	0.69%
Expected volatility	58.00%
30 April 2018 [Member] | Top of range [member]
Statement Line Items [Line Items]
Risk free rate	1.03%
Expected volatility	60.00%
30 August 2017 [Member]
Statement Line Items [Line Items]
Grant date share price	$ 2.156
Exercise share price	$ 2.156
Vesting periods	Yr 1, Yr 2, Yr 3, Yr4
Option life	10 years
Weighted average share price	$ 2.156
Weighted average fair value per share option	$ 0.770
30 August 2017 [Member] | Bottom of range [member]
Statement Line Items [Line Items]
Risk free rate	0.69%
Expected volatility	58.00%
30 August 2017 [Member] | Top of range [member]
Statement Line Items [Line Items]
Risk free rate	1.09%
Expected volatility	60.00%
10 March 2017 [Member]
Statement Line Items [Line Items]
Grant date share price	$ 2.331
Exercise share price	$ 2.331
Vesting periods	Yr1, Yr 2, Yr 3, Yr4
Option life	10 years
Weighted average share price	$ 2.331
Weighted average fair value per share option	$ 1.433
10 March 2017 [Member] | Bottom of range [member]
Statement Line Items [Line Items]
Risk free rate	0.38%
Expected volatility	80.00%
10 March 2017 [Member] | Top of range [member]
Statement Line Items [Line Items]
Risk free rate	1.09%
Expected volatility	167.00%